UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2011

Shares	Description (1)				Value
	Common Stocks – 96.5%
	Aerospace & Defense – 1.6%
55,435	Boeing Company				$ 3,354,372
58,489	Honeywell International Inc.				2,568,252
5,228	Huntington Ingalls Industries Inc., (2)				127,197
21,464	Lockheed Martin Corporation				1,559,145
34,529	Northrop Grumman Corporation				1,801,033
32,796	Raytheon Company				1,340,373
32,442	United Technologies Corporation				2,282,619
	Total Aerospace & Defense				13,032,991
	Air Freight & Logistics – 0.8%
106,694	United Parcel Service, Inc., Class B				6,737,726
	Airlines – 0.1%
138,259	AMR Corporation, (2)				409,247
	Auto Components – 0.4%
127,177	Gentex Corporation				3,058,607
	Automobiles – 0.3%
168,773	Ford Motor Company, (2)				1,632,035
33,442	Harley-Davidson, Inc.				1,148,064
	Total Automobiles				2,780,099
	Beverages – 2.5%
173,154	Coca-Cola Company				11,698,284
130,700	PepsiCo, Inc.				8,090,330
	Total Beverages				19,788,614
	Biotechnology – 1.6%
106,815	Celgene Corporation, (2)				6,613,985
155,849	Gilead Sciences, Inc., (2)				6,046,941
	Total Biotechnology				12,660,926
	Capital Markets – 1.4%
159,239	Charles Schwab Corporation				1,794,624
48,725	Eaton Vance Corporation				1,085,106
30,362	Goldman Sachs Group, Inc.				2,870,727
43,099	Legg Mason, Inc.				1,108,075
129,834	Morgan Stanley				1,752,759
93,004	Waddell & Reed Financial, Inc., Class A				2,326,030
	Total Capital Markets				10,937,321
	Chemicals – 1.3%
53,576	Dow Chemical Company				1,203,317
49,591	E.I. Du Pont de Nemours and Company				1,982,152
35,463	Eastman Chemical Company				2,430,279
42,416	Monsanto Company				2,546,657
2,617	Potash Corporation of Saskatchewan				113,107
103,452	RPM International, Inc.				1,934,552
	Total Chemicals				10,210,064
	Commercial Banks – 2.0%
65,480	Fifth Third Bancorp.				661,348
86,613	First Horizon National Corporation				516,213
2,289	HSBC Holdings PLC, Sponsored ADR				87,074
6	Lloyds Banking Group PLC, Sponsored ADR, (2)				13
43,429	Toronto-Dominion Bank				3,081,288
197,603	U.S. Bancorp				4,651,575
293,001	Wells Fargo & Company				7,067,184
	Total Commercial Banks				16,064,695
	Commercial Services & Supplies – 0.6%
81,168	Deluxe Corporation				1,509,725
49,936	R.R. Donnelley & Sons Company				705,096
77,545	Waste Management, Inc.				2,524,865
	Total Commercial Services & Supplies				4,739,686
	Communications Equipment – 3.8%
49,954	ADTRAN, Inc.				1,321,783
13,861	Aviat Networks Inc., (2)				32,573
617,348	Cisco Systems, Inc.				9,562,721
41,824	Harris Corporation				1,429,126
9,317	Motorola Mobility Holdings Inc., (2)				351,996
11,914	Motorola Solutions Inc.				499,197
328,059	QUALCOMM, Inc.				15,953,509
60,051	Research In Motion Limited, (2)				1,219,035
	Total Communications Equipment				30,369,940
	Computers & Peripherals – 8.9%
161,939	Apple, Inc., (2)				61,727,903
155,158	Dell Inc., (2)				2,195,486
157,114	EMC Corporation, (2)				3,297,823
125,310	Hewlett-Packard Company				2,813,210
53,163	NetApp Inc., (2)				1,804,352
	Total Computers & Peripherals				71,838,774
	Consumer Finance – 0.7%
69,503	American Express Company				3,120,685
72,637	Discover Financial Services				1,666,293
77,393	SLM Corporation				963,543
	Total Consumer Finance				5,750,521
	Containers & Packaging – 0.4%
78,989	Packaging Corp. of America				1,840,444
50,628	Sonoco Products Company				1,429,228
	Total Containers & Packaging				3,269,672
	Distributors – 0.4%
55,680	Genuine Parts Company				2,828,544
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.				661,535
	Diversified Financial Services – 2.3%
559,959	Bank of America Corporation				3,426,949
138,477	Citigroup Inc.				3,547,781
11,226	CME Group, Inc.				2,766,086
110,655	ING Groep N.V, Sponsored ADR, (2)				780,118
267,870	JP Morgan Chase & Co.				8,068,244
	Total Diversified Financial Services				18,589,178
	Diversified Telecommunication Services – 2.7%
518,103	AT&T Inc.				14,776,298
44,021	Frontier Communications Corporation				268,968
190,640	Verizon Communications Inc.				7,015,552
	Total Diversified Telecommunication Services				22,060,818
	Electric Utilities – 1.4%
128,436	Companhia Energetica de Minas Gerais, Sponsored ADR				1,905,990
193,791	Duke Energy Corporation				3,873,882
112,676	Great Plains Energy Incorporated				2,174,647
129,707	Pepco Holdings, Inc.				2,454,056
25,438	Pinnacle West Capital Corporation				1,092,308
	Total Electric Utilities				11,500,883
	Electrical Equipment – 1.2%
23,275	Cooper Industries Inc.				1,073,443
69,498	Emerson Electric Company				2,870,962
11,240	Hubbell Incorporated, Class B				556,830
31,575	Rockwell Automation, Inc.				1,768,200
49,398	Roper Industries Inc.				3,404,016
	Total Electrical Equipment				9,673,451
	Electronic Equipment & Instruments – 0.2%
131,698	Corning Incorporated				1,627,787
	Energy Equipment & Services – 1.7%
25,308	Diamond Offshore Drilling, Inc.				1,385,360
36,079	ENSCO International PLC, Sponsored ADR				1,458,674
139,359	Halliburton Company				4,253,237
54,107	Patterson-UTI Energy, Inc.				938,215
77,123	Schlumberger Limited				4,606,557
17,510	Tidewater Inc.				736,296
	Total Energy Equipment & Services				13,378,339
	Food & Staples Retailing – 2.0%
102,543	CVS Caremark Corporation				3,443,394
82,219	Kroger Co.				1,805,529
38,974	SUPERVALU INC.				259,567
68,576	Walgreen Co.				2,255,465
154,012	Wal-Mart Stores, Inc.				7,993,223
	Total Food & Staples Retailing				15,757,178
	Food Products – 0.8%
148,933	Kraft Foods Inc., Class A				5,001,170
109,395	Sara Lee Corporation				1,788,608
	Total Food Products				6,789,778
	Gas Utilities – 1.8%
23,164	AGL Resources Inc.				943,701
100,700	Atmos Energy Corporation				3,267,715
75,051	National Fuel Gas Company				3,653,483
62,725	Nicor Inc.				3,450,502
49,805	ONEOK, Inc.				3,289,122
	Total Gas Utilities				14,604,523
	Health Care Equipment & Supplies – 1.0%
65,107	Baxter International, Inc.				3,655,107
36,821	Hill Rom Holdings Inc.				1,105,366
106,091	Hologic Inc., (2)				1,613,644
60,379	Medtronic, Inc.				2,006,998
	Total Health Care Equipment & Supplies				8,381,115
	Health Care Providers & Services – 1.8%
39,994	Aetna Inc.				1,453,782
62,293	Brookdale Senior Living Inc., (2)				781,154
27,564	Coventry Health Care, Inc., (2)				794,119
125,773	Express Scripts, Inc., (2)				4,662,405
90,568	UnitedHealth Group Incorporated				4,176,996
42,124	Wellpoint Inc.				2,749,855
	Total Health Care Providers & Services				14,618,311
	Hotels, Restaurants & Leisure – 1.8%
51,390	International Game Technology				746,697
1,237	Las Vegas Sands, (2)				47,427
110,884	McDonald’s Corporation				9,737,833
21,179	Starwood Hotels & Resorts Worldwide, Inc.				822,169
28,492	Wynn Resorts Ltd				3,278,859
	Total Hotels, Restaurants & Leisure				14,632,985
	Household Durables – 0.3%
97,917	KB Home				573,794
54,753	Newell Rubbermaid Inc.				649,918
19,851	Whirlpool Corporation				990,763
	Total Household Durables				2,214,475
	Household Products – 1.6%
37,780	Colgate-Palmolive Company				3,350,330
155,552	Procter & Gamble Company				9,827,775
	Total Household Products				13,178,105
	Industrial Conglomerates – 1.4%
22,571	3M Co.				1,620,372
654,736	General Electric Company				9,978,177
	Total Industrial Conglomerates				11,598,549
	Insurance – 1.5%
69,792	Allstate Corporation				1,653,372
10,390	American International Group, (2)				228,061
26,066	Arthur J. Gallagher & Co.				685,536
26,443	Berkshire Hathaway Inc., Class B, (2)				1,878,511
92,800	CNO Financial Group Inc., (2)				502,048
189,397	Fidelity National Title Group Inc., Class A				2,875,046
50,700	Genworth Financial Inc., Class A, (2)				291,018
13,651	Hartford Financial Services Group, Inc.				220,327
13,952	Kemper Corporation				334,290
35,717	Lincoln National Corporation				558,257
103,489	Marsh & McLennan Companies, Inc.				2,746,598
	Total Insurance				11,973,064
	Internet & Catalog Retail – 1.7%
60,545	Amazon.com, Inc., (2)				13,091,645
13,070	HSN, Inc., (2)				433,009
	Total Internet & Catalog Retail				13,524,654
	Internet Software & Services – 4.3%
39,603	Akamai Technologies, Inc., (2)				787,308
35,740	Baidu.com, Inc., Sponsored ADR, (2)				3,820,963
58,343	Earthlink, Inc.				380,980
199,069	eBay Inc., (2)				5,870,545
35,764	Google Inc., Class A, (2)				18,396,285
22,576	IAC/InterActiveCorp., (2)				892,881
30,343	United Online, Inc.				158,694
83,134	VeriSign, Inc.				2,378,464
152,916	Yahoo! Inc., (2)				2,012,375
	Total Internet Software & Services				34,698,495
	IT Services – 3.0%
117,025	Automatic Data Processing, Inc.				5,517,729
61,069	Fidelity National Information Services				1,485,198
79,552	International Business Machines Corporation (IBM)				13,923,987
14,762	Lender Processing Services Inc.				202,092
108,876	Paychex, Inc.				2,871,060
3,148	Visa Inc.				269,847
	Total IT Services				24,269,913
	Leisure Equipment & Products – 0.4%
77,138	Mattel, Inc.				1,997,103
29,666	Polaris Industries Inc.				1,482,410
	Total Leisure Equipment & Products				3,479,513
	Machinery – 1.7%
36,329	Caterpillar Inc.				2,682,533
14,525	Deere & Company				937,879
43,913	Graco Inc.				1,499,190
27,670	Joy Global Inc.				1,726,055
53,447	SPX Corporation				2,421,684
40,513	Stanley Black & Decker Inc.				1,989,188
67,275	Timken Company				2,207,966
	Total Machinery				13,464,495
	Media – 2.9%
322,788	Comcast Corporation, Special Class A				6,678,484
97,817	New York Times, Class A, (2)				568,317
309,975	News Corporation, Class A				4,795,313
58,689	Omnicom Group, Inc.				2,162,103
118,487	Regal Entertainment Group, Class A				1,391,037
355,542	Sirius XM Radio Inc., (2)				536,868
44,293	Viacom Inc., Class B				1,715,911
188,861	Walt Disney Company				5,696,048
	Total Media				23,544,081
	Metals & Mining – 0.7%
74,680	Alcoa Inc.				714,688
6,261	Barrick Gold Corporation				292,076
40,405	Freeport-McMoRan Copper & Gold, Inc.				1,230,332
78,900	Hecla Mining Company, (2)				422,904
110,872	Southern Copper Corporation				2,770,691
	Total Metals & Mining				5,430,691
	Multiline Retail – 1.3%
63,332	Macy’s, Inc.				1,666,898
54,585	Nordstrom, Inc.				2,493,443
35,573	Sears Holding Corporation, (2)				2,046,159
81,709	Target Corporation				4,007,009
	Total Multiline Retail				10,213,509
	Multi-Utilities – 1.0%
62,041	Ameren Corporation				1,846,961
57,468	OGE Energy Corp.				2,746,396
97,043	Public Service Enterprise Group Incorporated				3,238,325
	Total Multi-Utilities				7,831,682
	Oil, Gas & Consumable Fuels – 6.8%
140,047	Chevron Corporation				12,957,148
2,747	CNOOC Limited, Sponsored ADR				440,344
116,652	ConocoPhillips				7,386,405
358,957	Exxon Mobil Corporation				26,071,046
24,173	Hess Corporation				1,268,116
58,407	Occidental Petroleum Corporation				4,176,101
3,274	PetroChina Company Limited, Sponsored ADR				394,484
8,201	Royal Dutch Shell PLC, Class A, Sponsored ADR				504,526
40,039	SandRidge Energy Inc., (2)				222,617
39,133	StatoilHydro ASA, Sponsored ADR				843,316
558	Suncor Energy, Inc.				14,196
	Total Oil, Gas & Consumable Fuels				54,278,299
	Pharmaceuticals – 6.3%
147,092	Abbott Laboratories				7,522,285
148,380	Bristol-Myers Squibb Company				4,656,164
93,015	Eli Lilly and Company				3,438,765
13,432	GlaxoSmithKline PLC, Sponsored ADR				554,607
217,410	Johnson & Johnson				13,851,191
270,798	Merck & Company Inc.				8,857,803
658,432	Pfizer Inc.				11,641,078
	Total Pharmaceuticals				50,521,893
	Professional Services – 0.3%
56,869	Manpower Inc.				1,911,936
66,137	Resources Connection, Inc.				646,820
	Total Professional Services				2,558,756
	Real Estate Investment Trust – 1.5%
66,093	Apartment Investment & Management Company, Class A				1,461,977
69,975	Brandywine Realty Trust				560,500
34,687	CBL & Associates Properties Inc.				394,044
129,993	CubeSmart				1,108,840
114,294	DCT Industrial Trust Inc.				501,751
49,733	Health Care REIT, Inc.				2,327,504
100,726	Lexington Corporate Properties Trust				658,748
46,608	Liberty Property Trust				1,356,759
82,863	Ventas Inc.				4,093,432
	Total Real Estate Investment Trust				12,463,555
	Road & Rail – 0.5%
4,035	Dollas Thrifty Automotive Group Inc., (2)				227,171
41,968	Union Pacific Corporation				3,427,527
	Total Road & Rail				3,654,698
	Semiconductors & Equipment – 3.4%
88,865	Altera Corporation				2,801,913
78,578	Analog Devices, Inc.				2,455,563
103,217	Broadcom Corporation, Class A				3,436,094
9,350	First Solar Inc., (2)				591,014
587,256	Intel Corporation				12,526,170
26,060	Intersil Holding Corporation, Class A				268,157
78,287	Linear Technology Corporation				2,164,636
121,022	Texas Instruments Incorporated				3,225,236
	Total Semiconductors & Equipment				27,468,783
	Software – 6.4%
296,620	Activision Blizzard Inc.				3,529,778
154,969	Adobe Systems Incorporated, (2)				3,745,601
79,219	Autodesk, Inc., (2)				2,200,704
977,308	Microsoft Corporation				24,325,195
606,030	Oracle Corporation				17,417,301
	Total Software				51,218,579
	Specialty Retail – 2.0%
20,823	Abercrombie & Fitch Co., Class A				1,281,864
59,432	American Eagle Outfitters, Inc.				696,543
51,495	Best Buy Co., Inc.				1,199,834
70,360	CarMax, Inc., (2)				1,678,086
79,661	Gap, Inc.				1,293,695
118,879	Home Depot, Inc.				3,907,553
94,934	Limited Brands, Inc.				3,655,908
118,515	Lowe’s Companies, Inc.				2,292,080
	Total Specialty Retail				16,005,563
	Thrifts & Mortgage Finance – 0.3%
40,800	MGIC Investment Corporation, (2)				76,296
180,604	New York Community Bancorp Inc.				2,149,188
	Total Thrifts & Mortgage Finance				2,225,484
	Tobacco – 1.4%
27,413	Altria Group, Inc.				734,943
147,699	Philip Morris International				9,213,464
36,132	Reynolds American Inc.				1,354,227
	Total Tobacco				11,302,634
	Wireless Telecommunication Services – 0.2%
27,792	China Mobile Hong Kong Limited, Sponsored ADR				1,353,748
161,500	Sprint Nextel Corporation, (2)				490,960
	Total Wireless Telecommunication Services				1,844,708
	Total Common Stocks (cost $684,759,957)				775,717,486

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 8.3%
$ 66,417	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/11, repurchase price $66,417,028, collateralized by $64,760,000 U.S. Treasury Notes, 1.750%, due 5/31/16, value $67,748,415		0.010%	10/03/11	$ 66,416,973
	Total Short-Term Investments (cost $66,416,973)				66,416,973
	Total Investments (cost $751,176,930) – 104.8%				842,134,459
	Other Assets Less Liabilities – (4.8)% (3)				(38,544,377)
	Net Assets – 100%				$ 803,590,082

Investments in Derivatives at September 30, 2011:

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value
	Call Options Written – (2.8)% (5)
(1,119)	MINI-NDX 100 INDEX	$ (24,058,500)	10/22/11	$ 215.0	$ (920,377)
(1,128)	MINI-NDX 100 INDEX	(24,816,000)	10/22/11	220.0	(631,680)
(1,037)	MINI-NDX 100 INDEX	(23,073,250)	10/22/11	222.5	(471,835)
(1,192)	MINI-NDX 100 INDEX	(26,820,000)	10/22/11	225.0	(432,100)
(1,119)	MINI-NDX 100 INDEX	(25,457,250)	10/22/11	227.5	(316,118)
(1,037)	MINI-NDX 100 INDEX	(23,851,000)	10/22/11	230.0	(221,400)
(1,264)	MINI-NDX 100 INDEX	(26,544,000)	11/19/11	210.0	(1,889,680)
(1,192)	MINI-NDX 100 INDEX	(26,522,000)	11/19/11	222.5	(932,740)
(614)	S&P 500 INDEX	(70,610,000)	10/22/11	1,150.0	(1,967,870)
(672)	S&P 500 INDEX	(78,960,000)	10/22/11	1,175.0	(1,407,840)
(634)	S&P 500 INDEX	(76,080,000)	10/22/11	1,200.0	(792,500)
(620)	S&P 500 INDEX	(75,950,000)	10/22/11	1,225.0	(421,600)
(627)	S&P 500 INDEX	(70,537,500)	11/19/11	1,125.0	(3,990,855)
(608)	S&P 500 INDEX	(69,920,000)	11/19/11	1,150.0	(3,012,640)
(622)	S&P 500 INDEX	(73,085,000)	11/19/11	1,175.0	(2,316,950)
(656)	S&P 500 INDEX	(78,720,000)	11/19/11	1,200.0	(1,767,920)
(14,141)	Total Call Options Written (Premiums received $36,255,634)	$ (795,004,500)			$ (21,494,105)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2011:

		Level 1	Level 2	Level 3	Total
	Investments:
	Common Stocks	$775,717,486	$ —	$ —	$775,717,486
	Short-Term Investments	—	66,416,973	—	66,416,973
	Derivatives:
	Call Options Written	(21,494,105)	—	—	(21,494,105)
	Total	$754,223,381	$66,416,973	$ —	$820,640,354

During the period ended September 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$21,494,105

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2011, the cost of investments (excluding investments in derivatives) was $751,385,484.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2011, were as follows:

Gross unrealized:
Appreciation					$ 187,991,257
Depreciation					(97,242,282)

Net unrealized appreciation (depreciation) of investments					$ 90,748,975

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at September 30, 2011.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2011